UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  7/31

Date of reporting period: 10/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2011 (Unaudited)

DWS Money Market Prime Series
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 14.7%
Banco del Estado de Chile, 0.38%, 11/16/2011	14,700,000	14,700,000
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	5,500,000	5,622,915
Bank of Nova Scotia, 0.23%, 11/8/2011	30,000,000	30,000,000
Bayerische Landesbank, 0.25%, 11/3/2011	50,000,000	50,000,000
Credit Suisse, 0.38%, 1/3/2012	10,000,000	10,000,000
DnB NOR Bank ASA, 0.35%, 1/17/2012	12,000,000	12,000,000
International Finance Corp., 3.0%, 11/15/2011	5,500,000	5,505,454
Landesbk Hessen-Thueringen Girozentrale, 0.38%, 11/3/2011	12,000,000	12,000,000
Mizuho Corporate Bank Ltd., 0.32%, 12/15/2011	6,000,000	6,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	8,500,000	8,524,822
Nordea Bank Finland PLC:
0.3%, 11/25/2011	18,400,000	18,399,969
0.31%, 12/8/2011	20,000,000	20,000,000
0.35%, 1/13/2012	12,000,000	12,000,000
Rabobank Nederland NV, 0.43%, 3/2/2012	18,500,000	18,500,000
Royal Bank of Scotland NV, 0.39%, 12/1/2011	17,800,000	17,800,000
Skandinaviska Enskilda Banken AB:
0.3%, 11/10/2011	12,000,000	12,000,000
0.33%, 12/2/2011	15,000,000	15,000,000
0.33%, 12/6/2011	25,000,000	25,000,000
Svenska Handelsbanken AB:
0.32%, 12/14/2011	6,000,000	6,000,000
0.325%, 12/22/2011	30,075,000	30,075,532

Total Certificates of Deposit and Bank Notes (Cost $329,128,692)		329,128,692
Commercial Paper 38.5%
Issued at Discount ** 37.9%
Antalis U.S. Funding Corp., 144A, 0.7%, 11/1/2011	27,000,000	27,000,000
Atlantis One Funding Corp., 144A, 0.2%, 11/9/2011	30,000,000	29,998,667
Barclays Bank PLC:
0.35%, 12/1/2011	15,000,000	14,995,625
0.38%, 1/4/2012	20,500,000	20,486,151
0.52%, 2/27/2012	5,000,000	4,991,478
BHP Billiton Finance (U.S.A.) Ltd., 144A, 0.18%, 1/9/2012	12,500,000	12,495,688
BNZ International Funding Ltd.:
144A, 0.25%, 11/30/2011	34,738,000	34,731,004
144A, 0.27%, 11/30/2011	13,000,000	12,997,172
144A, 0.49%, 3/8/2012	7,500,000	7,486,933
144A, 0.57%, 4/10/2012	7,500,000	7,480,881
Cancara Asset Securitisation LLC, 144A, 0.27%, 11/4/2011	8,000,000	7,999,820
DnB NOR Bank ASA:
0.3%, 11/29/2011	10,000,000	9,997,667
0.3%, 12/12/2011	20,000,000	19,993,167
ENI Finance U.S.A., Inc., 0.36%, 11/7/2011	40,000,000	39,997,600
Erste Abwicklungsanstalt:
0.37%, 1/9/2012	10,500,000	10,492,554
0.39%, 2/16/2012	12,000,000	11,986,090
0.4%, 3/9/2012	6,500,000	6,490,683
0.4%, 3/29/2012	7,500,000	7,487,583
0.46%, 1/5/2012	10,000,000	9,991,694
General Electric Capital Corp.:
0.2%, 11/15/2011	25,000,000	24,998,056
0.3%, 2/22/2012	12,000,000	11,988,700
0.38%, 4/16/2012	20,000,000	19,964,744
General Electric Capital Services, Inc.:
0.23%, 2/6/2012	10,000,000	9,993,803
0.35%, 3/20/2012	15,000,000	14,979,583
General Electric Co., 0.14%, 12/22/2011	15,000,000	14,997,025
Grampian Funding LLC, 144A, 0.3%, 12/9/2011	12,000,000	11,996,200
ING (U.S.) Funding LLC, 0.2%, 11/4/2011	71,000,000	70,998,817
Kellogg Co., 0.2%, 11/2/2011	2,500,000	2,499,986
Kells Funding LLC:
144A, 0.305%, 1/27/2012	10,000,000	9,992,629
144A, 0.35%, 2/17/2012	7,000,000	6,992,650
144A, 0.37%, 3/19/2012	7,000,000	6,990,000
144A, 0.38%, 4/17/2012	7,500,000	7,486,700
144A, 0.48%, 1/19/2012	6,000,000	5,993,680
144A, 0.52%, 2/1/2012	10,000,000	9,986,711
New York Life CAP Corp., 144A, 0.14%, 11/14/2011	25,000,000	24,998,736
NRW.Bank:
0.24%, 11/1/2011	15,000,000	15,000,000
0.25%, 11/8/2011	5,500,000	5,499,733
0.33%, 12/5/2011	6,000,000	5,998,130
0.4%, 12/2/2011	10,000,000	9,996,556
0.4%, 1/6/2012	6,000,000	5,995,600
Oversea-Chinese Banking Corp., Ltd., 0.47%, 2/15/2012	10,000,000	9,986,161
Pacific Gas & Electric Co., 144A, 0.37%, 11/14/2011	7,000,000	6,999,065
PepsiCo, Inc., 0.07%, 1/19/2012	10,000,000	9,998,482
Procter & Gamble International Funding SCA, 144A, 0.05%, 12/1/2011	20,000,000	19,999,167
SBAB Bank AB, 144A, 0.55%, 1/13/2012	20,000,000	19,977,694
Southern California Edison Co., 0.32%, 11/21/2011	10,000,000	9,998,222
Standard Chartered Bank, 0.35%, 12/7/2011	20,000,000	19,993,000
Straight-A Funding LLC, 144A, 0.19%, 11/15/2011	14,000,000	13,998,966
Sumitomo Mitsui Banking Corp., 0.355%, 1/6/2012	20,000,000	19,986,983
Swedbank AB:
0.32%, 12/5/2011	6,000,000	5,998,187
0.4%, 11/15/2011	18,000,000	17,997,200
0.44%, 1/13/2012	25,000,000	24,977,694
0.5%, 12/13/2011	12,000,000	11,993,000
Toyota Motor Credit Corp., 0.27%, 1/6/2012	12,000,000	11,994,060
Victory Receivables Corp., 144A, 0.36%, 1/9/2012	25,000,000	24,982,750
Walt Disney Co., 0.05%, 11/14/2011	23,150,000	23,149,582

		846,478,709
Issued at Par 0.6%
DnB NOR Bank ASA, 144A, 0.401%, 4/2/2012	12,000,000	12,000,000

Total Commercial Paper (Cost $858,478,709)		858,478,709
Short-Term Notes * 15.2%
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	12,500,000	12,500,000
Bank of Nova Scotia:
0.318%, 11/9/2012	12,000,000	12,000,000
0.33%, 12/8/2011	8,000,000	8,000,000
0.38%, 3/13/2012	12,000,000	12,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.257%, 5/25/2012	21,500,000	21,498,659
Canadian Imperial Bank of Commerce, 0.324%, 4/26/2012	12,000,000	12,000,000
Commonwealth Bank of Australia:
144A, 0.315%, 5/11/2012	18,000,000	18,000,000
144A, 0.342%, 2/3/2012	11,000,000	11,000,000
JPMorgan Chase Bank NA, 0.366%, 11/9/2012	21,000,000	21,000,000
Kells Funding LLC:
144A, 0.326%, 1/9/2012	6,000,000	5,999,907
144A, 0.34%, 2/27/2012	6,000,000	6,000,000
144A, 0.374%, 2/24/2012	13,750,000	13,750,000
144A, 0.379%, 12/1/2011	10,000,000	10,000,000
Landesbank Baden-Wurttemberg, 144A, 0.575%, 6/22/2012	72,500,000	72,500,000
Lloyds TSB Bank PLC, 0.338%, 5/11/2012	12,000,000	12,000,000
Nordea Bank Finland PLC, 0.507%, 2/3/2012	3,000,000	3,001,576
Rabobank Nederland NV:
0.322%, 1/10/2012	8,000,000	8,000,000
0.339%, 4/24/2012	6,500,000	6,499,843
144A, 0.43%, 9/14/2012	12,000,000	12,000,000
Svenska Handelsbanken AB, 144A, 0.375%, 8/7/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.262%, 5/11/2012	10,000,000	10,000,000
Westpac Banking Corp.:
0.286%, 2/13/2012	5,000,000	5,000,000
0.332%, 5/9/2012	15,000,000	15,000,000
0.332%, 7/11/2012	8,500,000	8,500,000
0.34%, 1/10/2012	14,000,000	14,000,000

Total Short-Term Notes (Cost $338,249,985)		338,249,985
Government & Agency Obligations 10.9%
Foreign Government Obligations 0.4%
Kingdom of Denmark, 2.75%, 11/15/2011	8,500,000	8,507,506
Other Government Related (a) 1.0%
European Investment Bank, 2.625%, 11/15/2011	22,000,000	22,018,924
U.S. Government Sponsored Agencies 4.2%
Federal Farm Credit Bank:
0.219% *, 11/2/2011	7,000,000	6,999,999
0.313% **, 12/16/2011	8,000,000	7,996,800
Federal Home Loan Bank, 0.3%, 12/27/2011	5,000,000	5,001,123
Federal National Mortgage Association:
0.099% **, 2/13/2012	18,300,000	18,294,713
0.139% **, 2/17/2012	22,000,000	21,990,760
0.148% **, 1/17/2012	25,000,000	24,991,979
0.153% **, 11/21/2011	9,000,000	8,999,200

		94,274,574
U.S. Treasury Obligations 5.3%
U.S. Treasury Notes:
0.375%, 8/31/2012	21,666,000	21,706,374
0.625%, 6/30/2012	8,669,000	8,697,851
0.625%, 7/31/2012	21,000,000	21,074,442
0.75%, 5/31/2012	21,666,000	21,748,395
1.125%, 12/15/2011	7,000,000	7,006,906
1.375%, 10/15/2012	21,500,000	21,750,172
1.75%, 11/15/2011	5,000,000	5,002,873
4.5%, 11/30/2011	7,500,000	7,524,878
4.875%, 6/30/2012	4,335,000	4,471,291

		118,983,182

Total Government & Agency Obligations (Cost $243,784,186)		243,784,186
Time Deposit 2.2%
Citibank NA, 0.1%, 11/2/2011 (Cost $50,000,000)	50,000,000	50,000,000
Municipal Bonds and Notes 0.2%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.18% ***, 10/1/2037, LOC: Branch Banking & Trust (Cost $4,005,000)	4,005,000	4,005,000
Repurchase Agreements 18.9%
Barclays Capital PLC, 0.06%, dated 10/26/2011, to be repurchased at $38,461,449 on 11/2/2011 (b)	38,461,000	38,461,000
Barclays Capital PLC, 0.09%, dated 10/26/2011, to be repurchased at $50,000,875 on 11/2/2011 (c)	50,000,000	50,000,000
BNP Paribas, 0.1%, dated 10/31/2011, to be repurchased at $185,567,691 on 11/1/2011 (d)	185,567,176	185,567,176
Merrill Lynch & Co., Inc., 0.12%, dated 10/31/2011, to be repurchased at $59,196,034 on 11/1/2011 (e)	59,195,837	59,195,837
Merrill Lynch & Co., Inc., 0.13%, dated 10/31/2011, to be repurchased at $88,000,318 on 11/1/2011 (f)	88,000,000	88,000,000

Total Repurchase Agreements (Cost $421,224,013)		421,224,013

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,244,870,585) †	100.6	2,244,870,585
Other Assets and Liabilities, Net	(0.6)	(13,583,922)

Net Assets	100.0	2,231,286,663

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2011.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of October 31, 2011.

†	The cost for federal income tax purposes was $2,244,870,585.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
27,437,900	U.S. Treasury Bond	5.0	5/15/2037	36,359,387
1,311,400	U.S. Treasury Note	2.25	7/31/2018	1,367,850
2,423,964	U.S. Treasury STRIPS	Zero Coupon	8/15/2026	1,503,003
Total Collateral Value				39,230,240

(c)	Collateralized by $48,895,400 U.S. Treasury Note, 2.25%, maturing on 7/31/2018 with a value of $51,000,103.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
59,605,000	Federal Home Loan Bank	3.625	5/29/2013	63,524,360
123,331,000	Federal National Mortgage Association	0.5-2.5	9/26/2013-9/12/2014	125,754,739
Total Collateral Value				189,279,099

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
34,531,273	Federal Home Loan Mortgage Corp.	6.0	11/1/2036	38,025,147
21,612,199	Federal National Mortgage Association	2.73	9/1/2041	22,354,607
Total Collateral Value				60,379,754

(f) Collateralized by $85,306,041 Federal National Mortgage Association, with various coupon rates from 3.431-5.0%, with various maturity dates of 1/1/2040-2/1/2041 with a value of $89,760,001.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(g)	$—	$1,823,646,572	$—	$1,823,646,572
Repurchase Agreements	—	421,224,013	—	421,224,013
Total	$—	$2,244,870,585	$—	$2,244,870,585

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended October 31, 2011.
(g) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	December 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 22, 2011